Note 14 - Shareholders' Equity (Details) - Stock Acquisition Rights Plan In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 USD ($)	Jun. 28, 2011 JPY (¥)
Stock Acquisition Rights Plan [Abstract]
Unexercised options outstanding		268	138	346
Unexercised options outstanding shares	69,200	53,600	27,600
Unexercised options outstanding exercise price (in Yen per share)	¥ 1	¥ 1	¥ 1		¥ 1
Exercisable options—March 31, 2014				257
Exercisable options—March 31, 2014	51,400
Exercisable options—March 31, 2014 (in Yen per share)	¥ 1
Exercisable options—March 31, 2014	27 years 288 days
Exercisable options—March 31, 2014 (in Yen)	¥ 127,523			$ 1,238
Exercisable options—March 31, 2014 (in Dollars)	127,523			1,238
Expected to vest after July 10, 2014				89
Expected to vest after July 10, 2014	17,800
Expected to vest after July 10, 2014 (in Yen per share)	¥ 1
Expected to vest after July 10, 2014	29 years 102 days
Expected to vest after July 10, 2014 (in Yen)	44,162			429
Expected to vest after July 10, 2014 (in Dollars)	¥ 44,162			$ 429
Number of options granted	89	130
Number of shares granted	17,800	26,000
Options granted exercise price (in Yen per share)	¥ 1	¥ 1
Number of Options exercised	11
Number of shares exercised	2,200
Exercise price options exercised (in Yen per share)	¥ 1